Other payables and accrued expenses	12 Months Ended
Dec. 31, 2021
Disclosure of Other payables and accrued expenses [Abstract]
Other payables and accrued expenses

Note 22 – Other payables and accrued expenses:

	December 31,
	2021	2020	2021
	NIS	NIS	US Dollars

Customer advances	1,861	1,787	598
Accrued expenses	9,039	9,617	2,906
Other payables	316	207	102
	11,216	11,611	3,606